Annual Total Returns - Allspring Municipal Fixed Income Funds - A	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
California Limited-Term Tax-Free Fund
Prospectus [Line Items]
Annual Return [Percent]	1.98%	4.08%	(4.79%)	0.14%	1.93%	3.56%	0.61%	2.08%	(0.46%)	1.65%
California Tax-Free Fund
Prospectus [Line Items]
Annual Return [Percent]	2.16%	5.49%	(10.24%)	1.65%	4.10%	6.97%	0.54%	5.04%	(0.21%)	3.26%
High Yield Municipal Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	5.43%	6.34%	(11.98%)	5.09%	1.93%	9.27%	3.49%	8.72%	(0.39%)	4.52%
Intermediate Tax/AMT-Free Fund
Prospectus [Line Items]
Annual Return [Percent]	1.75%	4.76%	(6.43%)	1.21%	3.91%	5.95%	0.91%	4.40%	(0.93%)	2.05%
Minnesota Tax-Free Fund
Prospectus [Line Items]
Annual Return [Percent]	1.54%	3.93%	(6.50%)	0.90%	3.84%	5.86%	0.72%	3.74%	0.41%	2.64%
Municipal Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	2.14%	5.52%	(8.69%)	1.88%	3.89%	7.17%	1.83%	5.95%	0.17%	3.26%
Pennsylvania Tax-Free Fund
Prospectus [Line Items]
Annual Return [Percent]	2.68%	5.30%	(9.01%)	2.14%	3.64%	6.55%	1.26%	4.99%	(0.51%)	3.66%
Short-Term Municipal Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	2.84%	3.64%	(2.83%)	0.17%	1.82%	2.67%	1.43%	1.70%	(0.26%)	0.54%
Strategic Municipal Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	2.84%	4.40%	(5.51%)	0.90%	3.13%	4.52%	2.02%	3.14%	0.36%	1.53%
Ultra Short-Term Municipal Income Fund
Prospectus [Line Items]
Annual Return [Percent]	3.27%	3.35%	(0.78%)	0.03%	0.97%	1.64%	1.14%	0.89%	(0.26%)	0.11%
Wisconsin Tax-Free Fund
Prospectus [Line Items]
Annual Return [Percent]	1.95%	5.34%	(7.32%)	1.39%	3.54%	5.99%	1.49%	4.30%	(0.25%)	2.67%